CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares
Allowance for doubtful accounts	¥ 95,765		¥ 65,620
Accounts payable	1,042,697	$ 149,465	887,558
Deferred revenues	2,154,920	308,896	2,348,333
Customer advances (including customer advances of the consolidated VIEs without recourse to the Company of RMB239,622 and RMB337,952 as of December 31, 2018 and 2019, respectively)	1,986,108	284,698	1,465,169
Taxes payable	698,104	100,069	250,231
Salary and welfare payable	753,267	107,977	642,445
Operating lease liabilities-current	137,310	19,683
Accrued expenses and other current liabilities	1,053,007	150,943	878,368
Deferred tax liabilities	389,719	55,864	283,112
Operating lease liabilities-non-current	¥ 138,554	$ 19,861
Other non-current liabilities			¥ 1,675
Common Stock, No Par Value | $ / shares		$ 0.00001		$ 0.00001
Common Stock, Shares Authorized | shares	5,000,000,000	5,000,000,000	5,000,000,000
Common Stock, Shares, Issued | shares	299,277,413	299,277,413	296,444,579
Common Stock, Shares, Outstanding | shares	299,277,413	299,277,413	296,444,579
Variable Interest Entities [Member]
Accounts payable	¥ 383,504		¥ 297,774
Deferred revenues	595,045		803,140
Customer advances (including customer advances of the consolidated VIEs without recourse to the Company of RMB239,622 and RMB337,952 as of December 31, 2018 and 2019, respectively)	337,952		239,622
Taxes payable	77,417		35,583
Salary and welfare payable	320,769		295,430
Operating lease liabilities-current	108,211		0
Accrued expenses and other current liabilities	535,823		312,681
Deferred tax liabilities	208,050		246,858
Operating lease liabilities-non-current	120,247		0
Other non-current liabilities	¥ 0		¥ 0
Class A Ordinary Shares
Common Stock, Shares Authorized | shares	4,800,000,000	4,800,000,000	4,800,000,000
Common Stock, Shares, Issued | shares	254,045,293	254,045,293	250,858,415
Common Stock, Shares, Outstanding | shares	254,045,293	254,045,293	250,858,415
Common Class B
Common Stock, Shares Authorized | shares	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued | shares	45,232,120	45,232,120	45,586,164
Common Stock, Shares, Outstanding | shares	45,232,120	45,232,120	45,586,164